Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
15. Derivative Instruments
Derivative assets and liabilities
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2020	2019	2020	2019
Cash flow hedges
Interest rate hedge	$1	$-	$-	$-
Foreign exchange forwards	-	-	-	1
	1	-	-	1
Regulatory deferral
Commodity swaps and forwards
Coal purchases	1	8	6	39
Power purchases	10	23	34	36
Natural gas purchases and sales	4	2	2	5
Heavy fuel oil purchases	1	1	5	-
Foreign exchange forwards	-	2	17	6
	16	36	64	86
HFT derivatives
Power swaps and physical contracts	13	19	13	22
Natural gas swaps, futures, forwards, physical contracts	139	151	346	381
	152	170	359	403
Other derivatives
Equity derivatives	-	1	1	-
Foreign exchange forwards	15	-	-	-
	15	1	1	-
Total gross current derivatives	184	207	424	490
Impact of master netting agreements with intent to settle net or simultaneously	(86)	(120)	(86)	(120)
	98	87	338	370
Current	73	54	251	268
Long-term	25	33	87	102
Total derivatives	$98	$87	$338	$370

Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Details of master netting agreements
Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2020	2019	2020	2019
Regulatory deferral	$2	$8	$2	$8
HFT derivatives	84	112	84	112
Total impact of master netting agreements withintent to settle net or simultaneously	$86	$120	$86	$120

Cash flow hedges recorded in income and AOCI
For the	Year ended December 31
millions of Canadian dollars	2020		2019
	Foreign	Interest	Foreign
	exchange	rate	exchange
	forwards	hedge	forwards
Realized gain (loss) in operating revenue – regulated	$(2)	$-	$(3)
Total gains (losses) in net income	$(2)	$-	$(3)

As at	December 31
millions of Canadian dollars	2020		2019
	Foreign	Interest	Foreign
	exchange	rate	exchange
	forwards	hedge	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$-	$1	$(1)

The Company expects $1 million of unrealized gains currently in AOCI to be reclassified into net income within the next 12 months, as the underlying hedged transactions settle.

As at December 31, 2020, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2021
U.S. Treasury lock (USD)	$350

Realized and unrealized gains (losses) with respect to derivatives
For the	Year ended December 31
millions of Canadian dollars		2020		2019
	Commodity swaps and forwards	Foreign exchange forwards	Commodity swaps and forwards	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$(36)	$(11)	$(89)	$(6)
Unrealized gain (loss) in regulatory liabilities	3	3	9	(8)
Realized gain (loss) in regulatory assets	2	-	-	-
Realized (gain) loss in regulatory liabilities	14	-	(2)	-
Realized (gain) loss in inventory (1)	8	(2)	(36)	(11)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	24	(3)	3	(8)
Total change derivative instruments	$15	$(13)	$(115)	$(33)
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period and hedging relationships that have been terminated or the hedged transaction is no longer probable.

For the	Year ended December 31
millions of Canadian dollars	2020	2019
Power swaps and physical contracts in non-regulated operating revenues	$(1)	$1
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	205	281
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	(4)	(6)
	$200	$276

For the		Year ended December 31
millions of Canadian dollars		2020		2019
	Foreign		Foreign
	Exchange	Equity	Exchange	Equity
	Forwards	Derivatives	Forwards	Derivatives
Unrealized gain (loss) in operating, maintenance and general	$-	$(1)	$-	$1
Unrealized gain (loss) in other income (expense), net	15	-	-	-
Realized gain (loss) in operating, maintenance and general	-	(3)	-	27
Realized gain (loss) in other income (expense)	(2)	-	-	-
Total gains (losses) in net income	$13	$(4)	$-	$28

Notional volumes of derivatives designated for regulatory deferral that are expected to settle as outlined
	2021	2022-2023
millions	Purchases	Purchases
Natural Gas (Mmbtu)	5	7
Power (MWh)	2	2
Heavy fuel oil (bbls)	-	1
Coal (metric tonnes)	-	1

	2021	2022-2023
Foreign exchange contracts (millions of US dollars)	$160	$135
Weighted average rate	1.3339	1.3266
% of USD requirements	78%	37%

The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges or unwind existing hedges, as required.

millions	2021	2022	2023	2024	2025
Natural gas purchases (Mmbtu)	387	61	45	26	26
Natural gas sales (Mmbtu)	412	50	17	2	2
Power purchases (MWh)	2	-	-	-	-
Power sales (MWh)	1	-	-	-	-

Concentration Risk
Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2020		December 31, 2019
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$341	32%	$344	31%
Commercial	143	14%	170	15%
Industrial	49	5%	66	6%
Other	96	9%	131	12%
	629	60%	711	64%
Trading group
Credit rating of A- or above	54	5%	38	3%
Credit rating of BBB- to BBB+	41	4%	59	5%
Not rated	75	7%	95	9%
	170	16%	192	17%
Other accounts receivable	159	15%	184	16%
Classification as assets held for sale (1)	-	0%	(55)	-5%
	958	91%	1,032	92%
Derivative Instruments (current and long-term)
Credit rating of A- or above	60	6%	47	4%
Credit rating of BBB- to BBB+	13	1%	8	1%
Not rated	25	2%	32	3%
	98	9%	87	8%
	$1,056	100%	$1,119	100%
(1) Emera Maine’s assets and liabilities were classified as held for sale at December 31, 2019. On March 24, 2020, Emera completed the sale of Emera Maine. Refer to note 4 for further detail.

Cash Collateral
As at	December 31	December 31
millions of Canadian dollars	2020	2019
Cash collateral provided to others	$69	$101
Cash collateral received from others	6	2